NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of Accounts receivable, net

Accounts receivable consist of the following:

	June 30 2017	Dec 31 2016

Accounts receivable related parties	835,177	482,900
Less: Allowance for doubtful accounts	(41,759)	(24,145)
Accounts receivable, net	$793,418	$458,755